INVESTMENTS - Debt Securities Held-to-Maturity (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Securities Held-to-maturity
Amortized cost			$ 36,668	$ 24,701
Net unrealized gains (losses) recognized in AOCI			(453)	(780)
Carrying value			36,215	23,921
Gross unrecognized gains			690	1,111
Gross unrecognized losses			(394)	(361)
Fair value			36,511	24,671
Fair value of securities transferred from AFS to HTM	$ 7,100	$ 11,800
Mortgage-backed securities - U.S. agency-sponsored
Debt Securities Held-to-maturity
Amortized cost			17,648	8,795
Net unrealized gains (losses) recognized in AOCI			138	95
Carrying value			17,786	8,890
Gross unrecognized gains			71	106
Gross unrecognized losses			(100)	(6)
Fair value			17,757	8,990
Fair value of securities transferred from AFS to HTM	7,000	5,400
Mortgage-backed securities - Prime
Debt Securities Held-to-maturity
Amortized cost			121	60
Net unrealized gains (losses) recognized in AOCI			(78)	(12)
Carrying value			43	48
Gross unrecognized gains			3	6
Gross unrecognized losses			(1)	(1)
Fair value			45	53
Mortgage-backed securities - Alt-A
Debt Securities Held-to-maturity
Amortized cost			433	1,125
Net unrealized gains (losses) recognized in AOCI			(1)	(213)
Carrying value			432	912
Gross unrecognized gains			259	537
Gross unrecognized losses			(162)	(287)
Fair value			529	1,162
Mortgage-backed securities - Subprime
Debt Securities Held-to-maturity
Amortized cost			2	6
Net unrealized gains (losses) recognized in AOCI			0	(1)
Carrying value			2	5
Gross unrecognized gains			13	15
Gross unrecognized losses			0	0
Fair value			15	20
Mortgage-backed securities - Non-U.S. residential
Debt Securities Held-to-maturity
Amortized cost			1,330	983
Net unrealized gains (losses) recognized in AOCI			(60)	(137)
Carrying value			1,270	846
Gross unrecognized gains			37	92
Gross unrecognized losses			0	0
Fair value			1,307	938
Mortgage-backed securities - Commercial
Debt Securities Held-to-maturity
Amortized cost			0	8
Net unrealized gains (losses) recognized in AOCI			0	0
Carrying value			0	8
Gross unrecognized gains			0	1
Gross unrecognized losses			0	0
Fair value			0	9
Mortgage-backed securities
Debt Securities Held-to-maturity
Amortized cost			19,534	10,977
Net unrealized gains (losses) recognized in AOCI			(1)	(268)
Carrying value			19,533	10,709
Gross unrecognized gains			383	757
Gross unrecognized losses			(263)	(294)
Fair value			19,653	11,172
State and municipal securities
Debt Securities Held-to-maturity
Amortized cost			8,581	8,443
Net unrealized gains (losses) recognized in AOCI			(438)	(494)
Carrying value			8,143	7,949
Gross unrecognized gains			245	227
Gross unrecognized losses			(87)	(57)
Fair value			8,301	8,119
Fair value of securities transferred from AFS to HTM	$ 100	$ 6,400
Foreign government
Debt Securities Held-to-maturity
Amortized cost			4,068	4,725
Net unrealized gains (losses) recognized in AOCI			0	0
Carrying value			4,068	4,725
Gross unrecognized gains			28	77
Gross unrecognized losses			(3)	0
Fair value			4,093	4,802
Asset-backed securities
Debt Securities Held-to-maturity
Amortized cost			4,485	556
Net unrealized gains (losses) recognized in AOCI			(14)	(18)
Carrying value			4,471	538
Gross unrecognized gains			34	50
Gross unrecognized losses			(41)	(10)
Fair value			$ 4,464	$ 578